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                      BEA ADVISOR AND INSTITUTIONAL FUNDS

                       BEA LONG-SHORT MARKET NEUTRAL FUND
                           BEA LONG-SHORT EQUITY FUND

                 (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                         SUPPLEMENT DATED JUNE 24, 1998
                       TO PROSPECTUS DATED JUNE 24, 1998

    The Long-Short Equity Fund has not at this time commenced operations and will not offer shares to public investors pending receipt of an exemptive order from the Securities and Exchange Commission.


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                    BEA ADVISOR AND INSTITUTIONAL FUNDS

                    BEA LONG-SHORT MARKET NEUTRAL FUND
                        BEA LONG-SHORT EQUITY FUND

               (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                      SUPPLEMENT DATED JUNE 24, 1998
          TO STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 24, 1998


    The Long-Short Equity Fund has not at this time commenced operations and will not offer shares to public investors pending receipt of an exemptive order from the Securities and Exchange Commission.